CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities
Net loss	$ (120,052)	¥ (786,561)	¥ (649,761)	$ (416,983)	¥ (2,731,985)	¥ (3,691,673)	¥ (1,398,823)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	16,553	108,450	38,295	46,243	302,974	125,453	53,527
Amortization of intangible assets	919	6,019	2,452	3,078	20,169	7,681	3,546
Amortization of right-of-use assets	8,994	58,930	24,929	16,709	109,473	88,208	34,500
Amortization of land use right	274	1,795	1,331	812	5,323	5,323	4,058
Loss of disposal of property, plant and equipment	73	480	527	941	6,167	1,191	30,275
Impairment of property, plant and equipment	0	0	8,516	9,654	63,251	79,185	0
Impairment of accounts receivable	141	926	375	949	6,216	3,812	0
Impairment of finance lease receivables	477	3,123	187	527	3,454	833	0
Impairment of other current assets	46	302	26	56	369	0	0
Inventory write-downs	7,101	46,525	8,000	14,135	92,612	109,505	0
Foreign exchange losses (gains)	2,313	15,155	(4,463)	(12,391)	(81,181)	(8,363)	11,807
Interest income	(3,984)	(26,100)	(1,384)	(10,024)	(65,676)	(66,782)	(55,885)
Share-based compensation	13,779	90,276	0	152,083	996,417	517	1,630
Fair value gain on derivative liabilities	276	1,808	4,968	(207,886)	(1,362,025)	(27,679)	(254,361)
Changes in operating assets and liabilities, net of business acquisition:
Accounts receivable	(37,652)	(246,689)	(53,895)	(90,953)	(595,908)	(504,618)	(35,390)
Inventory	(106,066)	(694,921)	13,330	(149,809)	(981,521)	(394,295)	(137,877)
Amounts due from related parties	14	94	(121)	3,346	21,923	4,351	(26,956)
Prepayments and other current assets	(29,241)	(191,584)	(243,065)	(121,015)	(792,863)	(418,103)	(277,651)
Other non-current assets	(1,987)	(13,016)	(410)	(4,702)	(30,808)	(5,616)	(24,737)
Accounts and notes payable	119,928	785,741	(81,195)	634,604	4,157,799	739,053	176,817
Deferred revenue	3,830	25,092	12,062	34,019	222,886	83,132	2,366
Lease liabilities	(10,537)	(69,039)	(18,766)	(16,504)	(108,134)	(84,626)	(4,376)
Accruals and other liabilities	104,822	686,773	250,819	110,346	722,967	520,547	324,815
Other non-current liabilities	1,914	12,538	4,159	40,742	266,932	26,155	0
Finance lease receivables	(59,158)	(387,591)	(16,624)	(61,234)	(401,190)	(156,634)	0
Amounts due to related parties	270	1,767	5,662	1,738	11,384	678	0
Income taxes payable	(185)	(1,209)	0	185	1,209	0	0
Net cash used in operating activities	(87,138)	(570,916)	(694,046)	(21,334)	(139,766)	(3,562,765)	(1,572,715)
Cash flows from investing activities
Maturities of short-term investments	209,047	1,369,634	57,108
Placement of long-term deposits	(137,367)	(900,000)	0
(Placement) maturities of term deposits				(149,561)	(979,897)	759,975	(759,975)
Placement(maturities) of short-term investments				(358,251)	(2,347,191)	1,905,210	(1,863,447)
Purchase of property, plant and equipment	(34,059)	(223,149)	(168,962)	(123,030)	(806,067)	(1,831,593)	(770,339)
Maturities of derivative assets	17,121	112,173	0
Receipt of government subsidy related to assets	1,421	9,310	121,813	37,217	243,838	83,201	2,007
Purchase of intangible assets	(43)	(283)	(4,718)	(65,034)	(426,089)	(76,760)	(47,479)
Disposal of property, plant and equipment	99	649	0	3,740	24,505	263	489
Purchase of land use right	(321)	(2,103)	0	0	0	0	(191,580)
Prepayment for acquisition of assets	0	0	(100,000)	0	0	(100,000)	0
Prepayment for acquisition of land use rights				(19,882)	(130,260)
Disposal of equity investment in a company				2,442	16,000	0	0
Payment for long-term investment	(3,747)	(24,551)	0	(153)	(1,000)	0	0
Net cash (used in) provided by investing activities	52,151	341,680	(94,759)	(672,512)	(4,406,161)	740,296	(3,630,324)
Cash flows from financing activities
Proceeds from issuance of convertible redeemable Preferred Shares				1,111,535	7,282,554	2,678,612	5,854,200
Proceeds from IPO, net of issurance cost				1,741,565	11,410,386	0	0
Proceeds from FO, net of issurance cost				2,440,383	15,988,903
Proceeds from borrowings	0	0	100,000	156,955	1,028,335	1,620,000	1,200,000
Repayment of borrowings	(32,052)	(210,000)	(219,960)	(210,688)	(1,380,385)	(748,060)	(320,000)
Payments of Listing Expenses	(660)	(4,322)	0
Loans from a related party	0	0	1,063,434	162,312	1,063,434	0	0
Repayment of loans to a related party	0	0	(151,848)	(162,312)	(1,063,434)	0	0
Repurchase of Preferred Shares				0	0	(55,000)	0
Proceeds from noncontrolling interests	253,365	1,660,000	0	0	0	98,010	0
Net cash provided by financing activities	220,653	1,445,678	791,626	5,239,750	34,329,793	3,593,562	6,734,200
Effects of exchange rate changes on cash, cash equivalents and restricted cash	12,571	82,361	(8,876)	(99,221)	(650,076)	5,125	(14,782)
Net increase in cash, cash equivalents and restricted cash	198,237	1,298,803	(6,055)	4,446,683	29,133,790	776,218	1,516,379
Cash, cash equivalents and restricted cash at beginning of the year	4,814,178	31,541,533	2,407,743	367,495	2,407,743	1,631,525	115,146
Cash, cash equivalents and restricted cash at end of the year	5,012,415	32,840,336	2,401,688	4,814,178	31,541,533	2,407,743	1,631,525
Supplemental disclosure of cash flows information
Cash paid for interest, net of amounts capitalized	(3,368)	(22,064)	(8,277)	(11,614)	(76,093)	(26,406)	(29,697)
Acquisition of property, plant and equipment included in liabilities	$ 15,230	¥ 99,787	¥ 211,588	$ 35,886	¥ 235,117	¥ 762,151	¥ 69,360